Taxes - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 1,072,158	$ 1,039,854
Value-added tax payable	276,896	227,111
Other taxes payable	52,265	51,272
Total taxes payable	$ 1,401,319	$ 1,318,237